FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 16—FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

The following tables present information about the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A fair value measurement hierarchy has been established for inputs in valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The fair value hierarchy levels are summarized below:
·           Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.
·           Level 2 inputs are inputs that are observable for the asset or liability, either directly or indirectly.
·           Level 3 inputs are unobservable and contain assumptions of the party fair valuing the asset or liability.

Determination of the appropriate level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement for the instrument or security. Assets and liabilities measured at fair value on a recurring basis segregated by fair value hierarchy level are summarized below:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2012
	(in thousands)
Assets
Investment securities available for sale
State and political subdivisions	$—	$59,610	$—	$59,610
Residential mortgage-backed securities issued by quasi- governmental agencies	—	42,674	—	42,674
Total investment securities available for sale	$—	$102,284	$—	$102,284

Loans receivable, held for sale	$—	$706	$—	$706

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2011
	(in thousands)
Assets
Investment securities available for sale
U.S. Government and federal agencies	$—	$3,030	$—	$3,030
State and political subdivisions	—	55,091	—	55,091
Residential mortgage-backed securities issued by quasi- governmental agencies	—	47,494	—	47,494
Residential real estate mortgage-backed securities privately issued	—	8,888	—	8,888
Total investment securities available for sale	$—	$114,503	$—	$114,503

Loans receivable, held for sale	$—	$488	$—	$488

Investment and mortgage-backed securities available for sale are valued primarily by a third party pricing agent. U.S. Government and federal agency securities are primarily priced through a multidimensional relational model, a Level 2 hierarchy, which incorporates dealer quotes and other market information including, defined sector breakdown, benchmark yields, base spread, yield to maturity, and corporate actions. State and political subdivision securities are also valued within the Level 2 hierarchy using inputs with a series of matrices that reflect benchmark yields, ratings updates, and spread adjustments. Mortgage-backed securities include FHLMC, GNMA, and FNMA certificates and privately issued real estate mortgage investment conduits which are valued under a Level 2 hierarchy using a matrix correlation to benchmark yields, spread analysis, and prepayment speeds.

Assets and liabilities measured at fair value on a nonrecurring basis segregated by fair value hierarchy level are summarized below:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2012
Impaired loans	$—	$—	$6,533	$6,533
Real estate acquired through foreclosure	—	—	7,282	7,282
Mortgage servicing rights	—	956	—	956

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Bank has utilized Level 3 inputs to determine fair value at December 31, 2012:

	Fair value	Valuation	Unobservable	Range of
Description	estimate	technique	Input	inputs
	(in thousands)

Impaired loans	$6,533	Appraisal of collateral (1)	Discount rate to reflect current market conditions and ultimate recoverability	5%-15%
Real estate acquired through foreclosure	7,282	Appraisal of collateral (1)	Discount rate to reflect current market conditions and liquidation expenses	5%-20%

(1)	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.

The fair value of impaired loans is generally determined through independent appraisals of the underlying collateral, which generally include Level 3 inputs that are not identifiable. Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. Impaired loans are evaluated and valued while the loan is identified as impaired, at the lower of the recorded investment in the loan or fair value. The range and weighted average of liquidation expenses are presented as a percent of the appraised value. The significant unobservable inputs used in the fair value measurements of the Company's impaired loans using discounted cash flow valuation technique include temporary changes in payment amounts and the probability of default. Significant increases (decreases) in payment amounts would result in significantly higher (lower) fair value measurements.  The probability of default is 0% for impaired loans using the discounted cash flow valuation technique because all defaulted impaired loans are valued using the appraisal of collateral valuation technique.
Real estate acquired through foreclosure is initially valued at the lower of the recorded investment in the loan or fair value at foreclosure and subsequently adjusted for further decreases in market value, if necessary. Fair value is determined by using the value of the real estate acquired through foreclosure based on appraisals prepared by qualified independent licensed appraisers contracted by the Company to perform the assessment and is therefore classified as a Level 3 hierarchy.
Assets measured at fair value on a nonrecurring basis segregated by fair value hierarchy level at December 31, 2011 are summarized below:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2011
Impaired loans	$—	$—	$8,091	$8,091
Real estate acquired through foreclosure	—	—	11,730	11,730
Mortgage servicing rights	—	763	—	763

The Company retains a qualified valuation service to calculate the amortized cost and to determine the fair value of the mortgage servicing rights. The valuation service utilizes discounted cash flow analyses adjusted for prepayment speeds, market discount rates and conditions existing in the secondary servicing market. Hence, the fair value of mortgage servicing rights is deemed a Level 2 hierarchy. The amortized cost basis of the Company's mortgage servicing rights was $1.3 million and $1.0 million at December 31, 2012 and 2011, respectively. The fair value of the mortgage servicing rights was $956,000 and $763,000 at December 31, 2012 and 2011, respectively.

In addition to financial instruments recorded at fair value in the Company's financial statements, disclosure of the estimated fair value of all of an entity's assets and liabilities considered to be financial instruments is also required. For the Bank, as for most financial institutions, the majority of its assets and liabilities are considered financial instruments. However, many such instruments lack an available trading market as characterized by a willing buyer and willing seller engaging in an exchange transaction. Also, it is the Company's general practice and intent to hold its financial instruments to maturity and to not engage in trading or significant sales activities. For fair value disclosure purposes, the Company substantially utilized the established fair value measurement hierarchy.

Changes in the assumptions or methodologies used to estimate fair values may materially affect the estimated amounts. In addition, there may not be reasonable comparability between institutions due to the wide range of permitted assumptions and methodologies in the absence of active markets. This lack of uniformity gives rise to a high degree of subjectivity in estimating financial instrument fair values.

Fair values have been estimated using data which management considered the best available, as generally provided by estimation methodologies deemed suitable for the pertinent category of financial instrument. The recorded carrying amounts and fair values segregated by fair value hierarchy level at December 31, 2012 are summarized below:

	Carrying	Fair	Fair value hierarchy levels
	value	value	Level 1	Level 2	Level 3
Assets	(in thousands)
Cash and cash equivalents	$31,137	$31,137	$31,137	$—	$—
Investment securities	59,610	59,610	—	59,610	—
Mortgage-backed securities	44,639	44,945	—	44,945	—
Loans receivable	527,426	539,665	—	706	538,959

Liabilities
Deposits with stated maturities	$171,417	$175,025	$—	$—	$175,025
Deposits with no stated maturities	388,898	388,898	388,898	—	—
Borrowings with stated maturities	60,656	60,939	—	—	60,939

The recorded carrying amounts and fair values at December 31, 2011 are summarized below:

	At December 31, 2011
	Carrying value	Fair value
	(in thousands)
Assets
Cash and cash equivalents	$14,928	$14,928
Investment securities	58,121	58,121
Mortgage-backed securities	58,970	59,310
Loans receivable	494,613	516,359

Liabilities
Deposits with stated maturities	$181,074	$183,306
Deposits with no stated maturities	370,214	370,214
Borrowings with stated maturities	46,908	48,092

The fair value of cash and cash equivalents equals historical book value. The fair value of investment and mortgage-backed securities is described and presented under fair value measurement guidelines as discussed earlier.

The fair value of loans receivable has been estimated using the present value of cash flows, discounted at the approximate current market rates, and giving consideration to estimated prepayment risk. Loans receivable also includes loans receivable held for sale.

The fair value of deposits and borrowings with stated maturities has been estimated using the present value of cash flows, discounted at rates approximating current market rates for similar liabilities. Fair value of deposits and borrowings with floating interest rates is generally presumed to approximate the recorded carrying amounts.

The fair value of deposits with no stated maturities is generally presumed to approximate the carrying amount (the amount payable on demand). The fair value of deposits with floating interest rates is generally presumed to approximate the recorded carrying amounts.

The Bank's remaining assets and liabilities are not considered financial instruments. No disclosure of the relationship value of the Bank's depositors or customers is required.